COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS
Schedule of disclosure of commitment

USD million	December 31, 2023	December 31, 2022
Guarantees	15.7	14.7
Other commitments	210.7	217.8